Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 165,156	¥ 184,339
Unearned interest income and fees	(10,108)	(9,888)
Unguaranteed residual values	(78,116)	(67,655)
Present value of minimum lease payments receivable	76,932	106,796
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	65,253	72,066
Unearned interest income and fees	(2,023)	(1,952)
Unguaranteed residual values	(27,480)	(23,712)
Present value of minimum lease payments receivable	35,750	46,402
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	99,845	111,941
Unearned interest income and fees	(8,078)	(7,919)
Unguaranteed residual values	(50,636)	(43,941)
Present value of minimum lease payments receivable	41,131	60,081
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	58	332
Unearned interest income and fees	(7)	(17)
Unguaranteed residual values	0	(2)
Present value of minimum lease payments receivable	¥ 51	¥ 313